Financial income and expense - Disclosure of Detailed Information about Financial Income (Details) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Interest income on financial assets held at amortized cost	SFr 420	SFr 912	SFr 922	SFr 2,015
Net foreign exchange gain			0	3,432
Total	SFr 420	SFr 912	SFr 922	SFr 5,447